Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.06	$ 0.06
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	1,301,629	1,044,009
Ordinary shares, outstanding	1,301,629	1,044,009